Initial Public Offering (Details) - Schedule of the ordinary share reflected on the balance sheet are reconciled - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of The Ordinary Share Reflected On The Balance Sheet Are Reconciled Abstract
Gross proceeds from IPO	$ 345,000,000	$ 345,000,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)	(10,350,000)
Ordinary share issuance costs	(18,600,644)	(18,600,644)
Plus:
Accretion of carrying value to redemption value	28,950,644	28,950,644
Contingently redeemable ordinary share		345,000,000
Contingently redeemable ordinary share as of December 31, 2021	345,000,000
Plus:
Accretion of carrying value to redemption value	2,127,888
Contingently redeemable ordinary share as of September 30, 2022	$ 347,127,888	$ 345,000,000